Equity and Accumulated Other Comprehensive Income - Changes in Components of Total equity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ 54,710
Net Income	5,160	$ 4,666
Other comprehensive loss	(154)
Total Comprehensive Income	5,006	5,082
Foreign currency translation adjustments	24	93
Unrealized gain (loss) on marketable securities	4	(5)
Defined benefit pension and postretirement plans	$ (169)	(173)
Shareholder plans (in shares)	3,700
Ending Balance	$ 57,460	$ 52,345
Dividends declared per common share (USD per share)	$ 0.6025	$ 0.5900
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ 429	$ 424
Beginning balance (in shares)	4,291,434	4,242,374
Common shares issued (in shares)	0	49,048
Common shares issued	$ 0	$ 5
Ending Balance (in shares)	4,291,434	4,291,422
Ending Balance	$ 429	$ 429
Additional Paid In Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	13,437	11,101
Other	(19)	2,336
Ending Balance	13,418	13,437
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	43,542	35,635
Opening balance sheet adjustment			$ 410	$ 2,232
Adjusted Beginning Balance			43,952	37,867
Net Income	5,032	4,545
Dividends declared ($0.6025, $0.5900 per share)	(2,491)	(2,438)
Ending Balance	46,493	39,974
Accumulated Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	2,370	2,659
Opening balance sheet adjustment			0	630
Adjusted Beginning Balance			2,370	3,289
Other comprehensive loss	(154)	416
Foreign currency translation adjustments	24	93
Unrealized gain (loss) on cash flow hedges	(13)	501
Unrealized gain (loss) on marketable securities	4	(5)
Defined benefit pension and postretirement plans	(169)	(173)
Ending Balance	2,216	3,705
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ (6,986)	$ (7,139)
Beginning balance (in shares)	159,400	162,898
Employee plans (in shares)	3,668	3,368
Employee plans	$ 161	$ 147
Shareholder plans (in shares)	5	4
Shareholder plans	$ 0	$ 0
Ending Balance (in shares)	155,727	159,526
Ending Balance	$ (6,825)	$ (6,992)
Deferred Compensation-ESOPs and Other
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	353	416
Restricted stock equity grant	35	33
Amortization	(263)	(221)
Ending Balance	125	228
Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	1,565	1,591
Opening balance sheet adjustment			1	44
Adjusted Beginning Balance			$ 1,566	$ 1,635
Net Income	128	121
Total Comprehensive Income	128	121
Distributions and other	(90)	(192)
Ending Balance	$ 1,604	$ 1,564